RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2015
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
27.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the Company's PRC subsidiaries and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to KongZhong in the form of loans, advances or cash dividends. The balance of restricted net assets were $76,657,282 and $92,973,766, of which 47,850,580 and $50,514,213 was attributed to the paid in capital, additional paid in capital and statutory reserves of the VIEs and $28,806,702 and $42,459,553 were attributed to the paid in capital, additional paid in capital and statutory reserves of the Company's PRC subsidiaries, as of December 31, 2014 and 2015, respectively. The PRC subsidiaries' accumulated profits may be distributed as dividends to KongZhong without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to KongZhong through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.